SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment Valuation and Income Recognition (Details) - 401(k) Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	$ 3,580,787	$ 3,420,585
McDonald's Corporation common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	$ 1,352,367	1,443,882
103-12 - Real estate fund
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of restriction	10.00%
Investments at fair value	$ 36,007	35,405
Total assets in the fair value hierarchy
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	1,352,367	1,443,882
Total assets in the fair value hierarchy | McDonald's Corporation common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	1,352,367	1,443,882
Level 1
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	1,352,367	1,443,882
Level 1 | McDonald's Corporation common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	1,352,367	1,443,882
Investments measured at net asset value - Common Collective Trust | Collective Trusts/103-12 Investments
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments at fair value	$ 2,228,420	$ 1,976,703